Amount Due from/(to) Related Parties - Schedule of Material Transactions with Related Parties (Details)	6 Months Ended
Jun. 30, 2026
Solar Bina Engineering Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	An entity where Chief Executive Officer and Director Mr. Lee Seng Chi is a common director.
Reservoir Link Energy Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	Our largest shareholder.
Reservoir Link Holdings Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	A corporate shareholder of Reservoir Link Energy Bhd.
Reservoir Link Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	An entity controlled by Reservoir Link Energy Bhd.
Reservoir Link Renewable Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	An entity controlled by Reservoir Link Energy Bhd.
RL Sigma Engineering Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	An entity controlled by Reservoir Link Energy Bhd.
Lee Seng Chi [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	Our Chief Executive Officer and Director
RL Solar Assets Sdn Bhd (formerly known as RL Sunseap Energy Sdn. Bhd.) [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	Related company with Reservoir Link Energy Bhd. and joint venture with Founder Assets Sdn Bhd
SRM Utama Selambau Sdn. Bhd. [Member]
Schedule of Material Transactions with Related Parties [Line Items]
Relationship to Us	An entity controlled by Reservoir Link Energy Bhd.